Deutsche Investment
                                                     Management Americas Inc.
                                                     Two International Place
                                                     Boston, MA 02110


                                                     July 2, 2007


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


RE:      DWS Enhanced S&P 500 Index Fund (the "Fund"), a series of DWS Value
Equity Trust (the "Trust") (Reg. Nos. 02-78724, 811-1444)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 73 to the Trust's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on June 28, 2007.

         Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.


                                                     Very truly yours,


                                                     /s/ Laura McCollum
                                                     Laura McCollum, Esq.
                                                     Vice President
                                                     Deutsche Investment
                                                     Management Americas Inc.




aht/lm